GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.53%
24,700	Air Products & Chemicals Inc	$ 5,479,942
143,200	Alcoa Corp(a)	2,874,024
102,525	Dow Inc	4,885,316
44,291	DuPont de Nemours Inc	3,158,391
239,800	Freeport-McMoRan Inc	2,294,886
2,100	Sherwin-Williams Co	1,154,727
		19,847,286
Communications — 6.13%
226,400	AT&T Inc	8,566,976
17,303	Charter Communications Inc Class A(a)	7,130,912
142,350	Cisco Systems Inc	7,033,514
183,000	Comcast Corp Class A	8,249,640
58,656	Verizon Communications Inc	3,540,476
		34,521,518
Consumer, Cyclical — 9.31%
52,800	Aptiv PLC	4,615,776
198,005	BJ's Wholesale Club Holdings Inc(a)	5,122,389
132,672	General Motors Co	4,972,547
60,338	Hilton Worldwide Holdings Inc	5,618,071
22,600	Home Depot Inc	5,243,652
112,100	PulteGroup Inc	4,097,255
83,800	Southwest Airlines Co	4,526,038
53,900	Walgreens Boots Alliance Inc	2,981,209
128,164	Walmart Inc	15,210,504
		52,387,441
Consumer, Non-Cyclical — 19.17%
90,700	AbbVie Inc	6,867,804
36,400	Amgen Inc	7,043,764
162,600	AstraZeneca PLC Sponsored ADR	7,247,082
30,334	Becton Dickinson & Co	7,673,289
49,700	Cigna Corp	7,543,963
109,004	Coty Inc Class A	1,145,632
24,400	Danaher Corp	3,524,092
58,500	Eli Lilly & Co	6,542,055
86,100	Gilead Sciences Inc	5,457,018
82,219	Johnson & Johnson	10,637,494
49,300	Keurig Dr Pepper Inc(b)	1,346,876
232,300	Kroger Co	5,988,694
106,082	Merck & Co Inc	8,929,983
75,300	Molson Coors Brewing Co Class B	4,329,750
50,800	PepsiCo Inc	6,964,680
123,528	Pfizer Inc	4,438,361
72,400	Procter & Gamble Co	9,005,112
25,300	United Rentals Inc(a)	3,153,392
		107,839,041
Shares		Fair Value
Energy — 9.24%
904,455	BP PLC	$ 5,724,752
137,643	ConocoPhillips	7,842,898
325,300	Encana Corp	1,490,411
208,300	Enterprise Products Partners LP	5,953,214
32,000	EOG Resources Inc	2,375,040
122,953	Exxon Mobil Corp	8,681,711
89,300	Halliburton Co	1,683,305
190,400	Kinder Morgan Inc	3,924,144
197,267	Marathon Oil Corp	2,420,466
22,712	Occidental Petroleum Corp	1,010,003
90,793	Total SA	4,727,312
72,200	Valero Energy Corp	6,154,328
		51,987,584
Financial — 26.03%
130,500	American International Group Inc	7,268,850
41,637	American Tower Corp REIT	9,207,190
182,812	Assured Guaranty Ltd	8,127,821
623,950	Bank of America Corp	18,200,621
71,900	BB&T Corp	3,837,303
31,000	Boston Properties Inc REIT	4,019,460
43,200	Capital One Financial Corp	3,930,336
60,400	Charles Schwab Corp	2,526,532
234,703	Citigroup Inc	16,213,283
150,300	Gaming & Leisure Properties Inc REIT	5,747,472
24,100	Goldman Sachs Group Inc	4,994,243
84,700	Hartford Financial Services Group Inc	5,133,667
199,166	JPMorgan Chase & Co	23,439,847
182,600	KeyCorp	3,257,584
252,000	KKR & Co Inc Class A	6,766,200
227,083	MFA Financial Inc REIT	1,671,331
61,978	Oportun Financial Corp(a)(c)	904,760
38,200	PNC Financial Services Group Inc	5,354,112
276,639	Radian Group Inc	6,318,435
63,020	State Street Corp	3,730,154
115,010	Wells Fargo & Co	5,801,104
		146,450,305
Industrial — 10.13%
52,900	Eaton Corp PLC	4,398,635
81,100	Fortune Brands Home & Security Inc	4,436,170
29,600	General Dynamics Corp	5,408,808
122,700	General Electric Co	1,096,938
24,800	Honeywell International Inc	4,196,160
155,347	Johnson Controls International PLC	6,818,180
34,232	Northrop Grumman Corp	12,829,811
37,400	Raytheon Co	7,337,506
20,900	Stanley Black & Decker Inc	3,018,169
46,200	Union Pacific Corp	7,483,476
		57,023,853

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Technology — 9.42%
44,480	Apple Inc	$ 9,962,185
68,900	DXC Technology Co	2,032,550
47,200	Fidelity National Information Services Inc	6,266,272
89,500	Intel Corp	4,611,935
123,855	Microsoft Corp	17,219,561
26,900	NXP Semiconductors NV	2,935,328
78,600	QUALCOMM Inc	5,995,608
30,600	Texas Instruments Inc	3,954,744
		52,978,183
Utilities — 5.56%
95,645	American Electric Power Co Inc	8,960,980
66,900	Edison International	5,045,598
107,700	Exelon Corp	5,202,987
29,200	NextEra Energy Inc	6,803,308
133,600	NRG Energy Inc	5,290,560
		31,303,433
TOTAL COMMON STOCK — 98.52% (Cost $443,368,606)		$554,338,644
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.57%
2,809	Danaher Corp 4.75%	3,186,445
TOTAL CONVERTIBLE PREFERRED STOCK — 0.57% (Cost $2,816,860)		$3,186,445
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.69%
$3,900,000	U.S. Treasury Bills 1.40%, 10/01/2019	3,900,000
Repurchase Agreements — 0.24%
321,719	Undivided interest of 0.48% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $321,719 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(d)	321,719
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 321,719	Undivided interest of 0.55% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $321,719 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(d)	$ 321,719
321,719	Undivided interest of 0.79% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $321,719 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(d)	321,719
389,238	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $389,238 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(d)	389,238
		1,354,395
TOTAL SHORT TERM INVESTMENTS — 0.93% (Cost $5,254,395)		$5,254,395
TOTAL INVESTMENTS — 100.02% (Cost $451,439,861)		$562,779,484
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(138,345)
TOTAL NET ASSETS — 100.00%		$562,641,139

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	2,114,857	GBP	1,728,700	December 18, 2019	$(17,536)
CIT	USD	1,933,155	CAD	2,531,300	October 16, 2019	22,089
CIT	USD	3,969,447	EUR	3,592,000	December 18, 2019	30,081
CIT	USD	9,237,492	GBP	7,549,900	December 18, 2019	(75,493)
					Net Depreciation	$(40,859)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$542,981,820	$10,452,064	$904,760	$554,338,644
Convertible Preferred Stock	—	3,186,445	—	3,186,445
Short Term Investments	—	5,254,395	—	5,254,395
Total investments, at fair value:	542,981,820	18,892,904	904,760	562,779,484
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	52,170	—	52,170
Total Assets	$542,981,820	$18,945,074	$904,760	$562,831,654
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(93,029)	—	(93,029)
Total Liabilities	$0	$(93,029)	$0	$(93,029)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

September 30, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $18,730,613 in forward contracts for the reporting period.

September 30, 2019